Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current:
Cash and cash equivalents		$ 65,632	$ 29,472
Cryptocurrencies		10,927	1,510
Accounts receivable		639	275
Prepaid expenses and other current assets		3,131	3,076
Total current assets		80,329	34,333
Property and equipment:
Furniture and fixtures		635	635
Leasehold improvements		172	172
Kiosk machines - owned		42,903	36,831
Kiosk machines - leased		8,987	10,367
Total property and equipment		52,697	48,005
Less: accumulated depreciation		(26,511)	(21,158)
Total property and equipment, net		26,186	26,847
Intangible assets, net		804	2,320
Goodwill		8,717	8,717
Operating lease right-of-use assets, net		2,917	2,595
Deposits		1,042	734
Deferred tax assets		10,580	4,558
Total assets		130,575	80,104
Current:
Accounts payable		10,667	11,557
Accrued expenses and other current liabilities		41,052	14,260
Notes payable		6,972	6,022
Income taxes payable		1,732	2,207
Deferred revenue		343	20
Operating lease liabilities, current portion		1,300	858
Current installments of obligations under finance leases		1,602	3,446
Other non-income tax payable		0	2,259
Total current liabilities		63,668	40,629
Long-term liabilities
Notes payable, non-current		53,520	49,457
Operating lease liabilities, non-current		1,610	1,774
Obligations under finance leases, non-current		360	1,950
Deferred income tax, net		0	604
Tax receivable agreement liability due to related party		0	2,176
Total Liabilities		119,158	96,590
Commitments and Contingencies (Note 21)
Stockholders' Equity (Deficit)
Treasury stock		(437)	(437)
Additional paid-in capital		62,553	21,491
Accumulated deficit		(49,612)	(44,349)
Accumulated other comprehensive loss		(255)	(342)
Total Stockholders' Equity (Deficit) Attributable to Bitcoin Depot Inc.		12,257	(23,632)
Non-controlling interest
(Deficit) Equity attributable to non-controlling interests		(840)	7,146
Total Stockholders' Equity (Deficit)		11,417	(16,486)
Total Liabilities and Stockholders' Equity (Deficit)		130,575	80,104
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit)
Series A Preferred Stock, $0.0001 par value; 50,000,000 authorized, 0 and 1,733,884 shares issued and outstanding, at December 31, 2025 and 2024, respectively	[1]	0	0
Common Class A [Member]
Stockholders' Equity (Deficit)
Common stock	[1]	4	1
Common Class B [Member]
Stockholders' Equity (Deficit)
Common stock	[1]	0	0
Class E Common Stock [Member]
Stockholders' Equity (Deficit)
Common stock	[1]	0	0
Common Class M [Member]
Stockholders' Equity (Deficit)
Common stock	[1]	4	0
Common Class O [Member]
Stockholders' Equity (Deficit)
Common stock	[1]	0	0
Common Class V [Member]
Stockholders' Equity (Deficit)
Common stock	[1]	$ 0	$ 4

[1]	On February 23, 2026, the Company effected a 1-for-7 Reverse Stock Split of each class of its issued and outstanding shares of common stock, in each case with a par value of $0.0001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 35,495,968 shares of Class A common stock and 37,846,102 shares of Class M common stock to 5,070,852 shares of Class A common stock and 5,406,586 shares of Class M common stock, retroactively adjusted for all periods presented.